Fair Value of Pension Plan Assets by Asset Category (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Level 1 USD ($)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2010 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 Japan Japanese Companies Equity Securities USD ($)		Mar. 31, 2011 Level 1 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2010 Level 1 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2011 Level 1 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2010 Level 1 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2010 Level 1 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2010 Level 1 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2010 Level 1 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Overseas Asset-backed Securities USD ($)	Mar. 31, 2010 Level 1 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 1 Alternative Investments Pooled Funds USD ($)		Mar. 31, 2010 Level 1 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2011 Level 1 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2010 Level 1 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 1 Other Assets Other USD ($)		Mar. 31, 2010 Level 1 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 2 USD ($)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2010 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 Japan Japanese Companies Equity Securities USD ($)		Mar. 31, 2010 Level 2 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2011 Level 2 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2011 Level 2 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2010 Level 2 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2011 Level 2 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2010 Level 2 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2011 Level 2 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2010 Level 2 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2011 Level 2 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2010 Level 2 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Overseas Asset-backed Securities USD ($)	Mar. 31, 2011 Level 2 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2010 Level 2 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 2 Alternative Investments Pooled Funds USD ($)		Mar. 31, 2011 Level 2 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2010 Level 2 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2011 Level 2 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2011 Level 2 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2010 Level 2 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 2 Other Assets Other USD ($)		Mar. 31, 2011 Level 2 Other Assets Other JPY (¥)		Mar. 31, 2010 Level 2 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 Japan Japanese Companies Equity Securities USD ($)		Mar. 31, 2010 Level 3 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2011 Level 3 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2010 Level 3 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2010 Level 3 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2010 Level 3 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2010 Level 3 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Overseas Asset-backed Securities USD ($)	Mar. 31, 2010 Level 3 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds USD ($)		Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2010 Level 3 Alternative Investments Pooled Funds USD ($)		Mar. 31, 2010 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2009 Level 3 Alternative Investments Pooled Funds JPY (¥)	Mar. 31, 2011 Level 3 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2010 Level 3 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 3 Other Assets Other USD ($)		Mar. 31, 2010 Level 3 Other Assets Other JPY (¥)		Mar. 31, 2011 Japan Japanese Companies Equity Securities USD ($)		Mar. 31, 2011 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2010 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2011 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2011 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2010 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2011 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2010 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2011 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2010 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2011 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2010 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Overseas Asset-backed Securities USD ($)	Mar. 31, 2011 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2010 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Alternative Investments Pooled Funds USD ($)		Mar. 31, 2011 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2010 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2011 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2011 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2010 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Other Assets Other USD ($)		Mar. 31, 2011 Other Assets Other JPY (¥)		Mar. 31, 2010 Other Assets Other JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 1,027	¥ 85,396	$ 1,033	¥ 85,967	¥ 74,111	$ 12	¥ 1,016	¥ 903	$ 12	[1]	¥ 1,016	[1]	¥ 903	[2]	$ 0	[3]	¥ 0	[3]	$ 0	[4]	¥ 0	[4]	$ 0	[3]	¥ 0	[3]	$ 0	[5]	¥ 0	[5]	$ 0	¥ 0	$ 0	[6]	¥ 0	[6]	$ 0	[7]	¥ 0	[7]	$ 0	[8]	¥ 0	[8]	$ 955	¥ 79,432	¥ 80,336	$ 0	[1]	¥ 0	[2]	$ 225	[3]	¥ 18,690	[3]	¥ 19,335	[3]	$ 306	[4]	¥ 25,468	[4]	¥ 25,847	[4]	$ 143	[3]	¥ 11,864	[3]	¥ 11,514	[3]	$ 92	[5]	¥ 7,655	[5]	¥ 7,416	[5]	$ 13	¥ 1,076	¥ 1,060	$ 80	[6]	¥ 6,685	[6]	¥ 6,394	[6]	$ 65	[7]	¥ 5,386	[7]	¥ 5,291	[7]	$ 31	[8]	¥ 2,608	[8]	¥ 3,479	[8]	$ 60	¥ 4,948	¥ 4,728	$ 0	[1]	¥ 0	[2]	$ 0	[3]	¥ 0	[3]	$ 0	[4]	¥ 0	[4]	$ 0	[3]	¥ 0	[3]	$ 0	[5]	¥ 0	[5]	$ 0	¥ 0	$ 60	[6]	¥ 4,948	[6]	$ 57	[6]	¥ 4,728	[6]	¥ 3,514	$ 0	[7]	¥ 0	[7]	$ 0	[8]	¥ 0	[8]	$ 12	[1]	¥ 1,016	[1]	¥ 903	[2]	$ 225	[3]	¥ 18,690	[3]	¥ 19,335	[3]	$ 306	[4]	¥ 25,468	[4]	¥ 25,847	[4]	$ 143	[3]	¥ 11,864	[3]	¥ 11,514	[3]	$ 92	[5]	¥ 7,655	[5]	¥ 7,416	[5]	$ 13	¥ 1,076	¥ 1,060	$ 140	[6]	¥ 11,633	[6]	¥ 11,122	[6]	$ 65	[7]	¥ 5,386	[7]	¥ 5,291	[7]	$ 31	[8]	¥ 2,608	[8]	¥ 3,479	[8]

[1]	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million ($0 million) at March 31, 2011.
[2]	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥36 million at March 31, 2010.
[3]	These funds invest in listing shares only.
[4]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
[5]	These funds invest mainly in foreign government bonds.
[6]	These funds invest in hedge funds as alternative investments.
[7]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[8]	Others include mainly short-term instruments.